TANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]

NOTE 15 – TANGIBLE ASSETS

The movement of the carrying value amounts of tangible assets for the years ended on December 31, 2018, 2017 and 2016 is as follows:

	For own		Given in		Investment		Biological assets
	use (2)		operating leases		properties (4)		at fair value		Total
Cost
Balance as of January 1, 2016	Ps.	7,969,593	Ps.	10,491	Ps.	538,246	Ps.	240,212	Ps.	8,758,542
Reclassification of bearer plants balance (1)		188,177		—		—		(188,177)		—
Effects of amendments in accounting policies of bearer plants		29		—		—		(18,108)		(18,079)
Purchases or capitalized expenses		814,194		362		71,268		21,432		907,256
Withdrawals / Sales		(367,987)		(3,806)		(61,786)		(20,670)		(454,249)
Changes in fair value		—		—		53,680		14,644		68,324
Transfers to/from non-current assets held for sale		(18,704)		—		11,319		—		(7,385)
Adjustments for exchange differences		(138,320)		—		—		—		(138,320)
Reclassifications		(58,046)		—		(2,539)		(1,331)		(61,916)
Balance as of December 31, 2016		8,388,936		7,047		610,188		48,002		9,054,173
Purchases or capitalized expenses		470,650		3,102		84,036		24,409		582,197
Withdrawals / Sales (5)		(374,606)		(2,467)		(28,431)		(19,775)		(425,279)
Changes in fair value		—		—		46,675		13,503		60,178
Transfers to/from non-current assets held for sale		587		—		101,469		—		102,056
Adjustments for exchange differences		(65,404)		—		—		—		(65,404)
Reclassifications		77,394		—		(30,143)		—		47,251
Balance as of December 31, 2017		8,497,557		7,682		783,794		66,139		9,355,172
Purchases or capitalized expenses (3)		547,668		1,641		61,300		20,900		631,509
Withdrawals / Sales (5)		(389,303)		(1,539)		(78,684)		(23,343)		(492,869)
Changes in fair value (6)		—		—		39,415		20,606		60,021
Transfers to/from non-current assets held for sale		1,335		—		19,719		—		21,054
Adjustments for exchange differences		120,766		—		—		—		120,766
Reclassifications		(37,538)		—		10,780		(96)		(26,854)
Balance as of December 31, 2018		8,740,485		7,784		836,324		84,206		9,668,799

Accumulated Depreciation:
Balance January 1, 2016		(2,236,346)		(7,064)		—		—		(2,243,410)
IAS 41 Adoption Effect – agriculture		(29)		—		—		—		(29)
Depreciation for the year charged to profit or loss		(454,620)		(1,232)		—		—		(455,852)
Withdrawals / Sales		126,782		3,413		—		—		130,195
Transfers to/from non-current assets held for sale		10,781		—		—		—		10,781
Adjustments for exchange differences		71,582		—		—		—		71,582
Reclassification		(5,338)		—		—		—		(5,338)
Balance December 31, 2016		(2,487,188)		(4,883)		—		—		(2,492,071)
Depreciation of the year charged against profit or loss		(463,133)		(759)		—		—		(463,892)
Withdrawals / Sales (5)		274,804		2,036		—		—		276,840
Adjustments for exchange differences		20,881		—		—		—		20,881
Reclassification		(35,531)		—		—		—		(35,531)
Balance December 31, 2017		(2,690,167)		(3,606)		—		—		(2,693,773)
Depreciation of the year charged against profit or loss		(477,260)		(1,346)		—		—		(478,606)
Withdrawals / Sales (5)		164,541		1,381		—		—		165,922
Adjustments for exchange differences		(63,058)		—		—		—		(63,058)
Reclassification		(4,897)		—		—		—		(4,897)
Balance December 31, 2018		(3,070,841)		(3,571)		—		—		(3,074,412)

Impairment losses:
Balance as of January 1, 2016		(1,017)		(67)		—		—		(1,084)
Year impairment charge		(1,482)		(21)		—		—		(1,503)
Balance as of December 31, 2016		(2,499)		(88)		—		—		(2,587)
Withdrawals / Year impairment charge		(4,894)		88		—		—		(4,806)
Balance as of December 31, 2017		(7,393)		—		—		—		(7,393)
Withdrawals / Year impairment charge		1,492		(3)		—		—		1,489
Balance as of December 31, 2018		(5,901)		(3)		—		—		(5,904)

Tangible Assets, net:
Balance as of December 31, 2017	Ps.	5,799,997	Ps.	4,076	Ps.	783,794	Ps.	66,139	Ps.	6,654,006
Balance as of December 31, 2018	Ps.	5,663,743	Ps.	4,210	Ps.	836,324	Ps.	84,206	Ps.	6,588,483
(1)	Recognition of bearer plants See note 2.19.
(2)	Only includes assets for own use different than assets given in operating lease (see note 15.2).
(3)	The total of purchases of for own use, includes Ps. 325 for capitalization of intangible.
(4)

The total of purchases of investment properties, includes Ps. 6,895 at December 31,  2018 and Ps. 8,219 at December 31,  2017, of assets received in total or partial settlement of the payment obligations of debtors.

(5)

The total of Withdrawals includes Ps. (114,099) in Own Use, Ps. 3,064 in investment properties and Ps. (4,225) in biological assets, from the liquidation of “Pizano and Banco Corficolombiana Panamá” at December 31, 2018 and Ps. (30,440) in Own Use of the liquidation of “Consorcio Consol” at December 31, 2017.

(6)	The total of changes in fair value of investment properties includes Ps. 9,888 by Withdrawals of the period.

15.1.          Properties, plant and equipment for own use

The following is the detail of the balance at December 31, 2018 and 2017, by type:

			Accumulated		Impairment		Carrying
	Cost		depreciation		loss		amount
December 31, 2018
Land	Ps.	1,011,018	Ps.	—	Ps.	(3,742)	Ps.	1,007,276
Buildings		2,652,100		(569,741)		—		2,082,359
Office equipment and accessories		1,013,974		(684,617)		(262)		329,095
Information technology equipment		1,725,795		(1,260,973)		—		464,822
Vehicles		134,417		(70,826)		(35)		63,556
Equipment and machinery		1,354,271		(222,139)		(1,862)		1,130,270
Silos		8,613		(5,739)		—		2,874
Warehouses		44,416		(26,679)		—		17,737
Advanced payments for the acquisition of plant property and equipment		1,284		—		—		1,284
Improvements in leaseholds properties		381,158		(220,939)		—		160,219
Construction in progress		185,264		—		—		185,264
Bearer plants		228,175		(9,188)		—		218,987
Balance as of December 31, 2018	Ps.	8,740,485	Ps.	(3,070,841)	Ps.	(5,901)	Ps.	5,663,743

			Accumulated		Impairment		Carrying
	Cost		depreciation		loss		amount
December 31, 2017
Land	Ps.	1,007,788	Ps.	—	Ps.	(3,741)	Ps.	1,004,047
Buildings		2,640,644		(485,924)		(116)		2,154,604
Office equipment and accessories		944,127		(613,400)		(226)		330,501
Information technology equipment		1,573,284		(1,121,179)		(11)		452,094
Vehicles		131,301		(62,304)		—		68,997
Equipment and machinery		1,362,242		(187,500)		(3,299)		1,171,443
Silos		8,613		(4,760)		—		3,853
Warehouses		43,592		(25,734)		—		17,858
Advanced payments for the acquisition of plant property and equipment		6,974		—		—		6,974
Improvements in leaseholds properties		348,431		(182,318)		—		166,113
Construction in progress		211,120		—		—		211,120
Bearer plants		219,441		(7,048)		—		212,393
Balance as of December 31, 2017	Ps.	8,497,557	Ps.	(2,690,167)	Ps.	(7,393)	Ps.	5,799,997

15.2          Properties, plant and equipment given in operating lease:

The following is movement of carrying value amounts of the balance to as of December 31, 2018 and 2017, by type:

			Accumulated		Impairment		Carrying
December 31, 2018	Cost		depreciation		loss		amount
Equipment, furniture and office equipment	Ps.	98	Ps.	(98)	Ps.	—	Ps.	—
Computing equipment		4,041		(1,641)		1		2,401
Vehicles		3,176		(1,648)		(4)		1,524
Mobilization equipment and machinery		469		(184)		—		285
Balance as of December 31, 2018	Ps.	7,784	Ps.	(3,571)	Ps.	(3)	Ps.	4,210

			Accumulated		Impairment		Carrying
December 31, 2017	Cost		depreciation		loss		amount
Equipment, furniture and office equipment	Ps.	203	Ps.	(203)	Ps.	—	Ps.	—
Computing equipment		3,363		(1,484)		—		1,879
Vehicles		3,627		(1,834)		—		1,793
Mobilization equipment and machinery		489		(85)		—		404
Balance as of December 31, 2017	Ps.	7,682	Ps.	(3,606)	Ps.	—	Ps.	4,076

Below is a summary of the minimum lease payments to be received in the next years based on assets given in operating lease to December 31, 2018 and 2017:

	December 31,		December 31,
	2018		2017
Less than a year	Ps.	2,313	Ps.	2,833
More than a year, less than 5		2,588		2,435
Total	Ps.	4,901	Ps.	5,268

15.3          Biological Assets

Following is the detail of the biological assets by type:

	December 31, 2018		December 31, 2017
African palm
In production (at fair value)	Ps.	29,783	Ps.	26,555
Rubber plantations
In production (at fair value)		41,533		24,158
Other at fair value (1)		12,890		15,426
Total	Ps.	84,206	Ps.	66,139

(1)  Includes short-term crops, livestock and fish farming.

During the years ended on December 31, 2018, 2017 and 2016, Grupo Aval recorded in its statement of income the following and expenses income related to biological assets:

	December 31,		December 31,		December 31,
	2018		2017		2016
Sales of biological goods	Ps.	88,382	Ps.	43,788	Ps.	39,032
Changes in fair value of biological assets		20,606		13,503		14,644
Subtotal		108,988		57,291		53,676
Costs and expenses		(73,981)		(37,313)		(27,067)
Depreciation of bearer plants		(11,816)		(3,405)		(2,665)
General administration costs and sales		(5,390)		(7,278)		(4,379)
Financial costs		(5,599)		(4,136)		(2,285)
Subtotal		(96,786)		(52,132)		(36,396)
Total net income	Ps.	12,202	Ps.	5,159	Ps.	17,280

The following is the detail of the hectares sown by subordinates of Grupo Aval in the process of growth and in the production process as of December 31, 2018 and 2017:

	December 31,	December 31,
	2018	2017
Areas planted in hectares
In production process	8,534	7,731

The following is the detail of hectares for expected years of production:

	December 31,	December 31,
	2018	2017
Areas planted in hectares
Less than 1 year	1,639	1,168
Between 1 and 5 years	3,194	1,078
Between 5 and 10 years	1,966	2,074
More than 10 years	1,735	3,411
Total	8,534	7,731

15.4          Investment properties

The following table summarizes investment properties as of December 31, 2018 and 2017:

			Accumulated
			adjustments to fair
December 31, 2018	Cost		value		Carrying amount
Land	Ps.	371,087	Ps.	198,252	Ps.	569,339
Buildings		215,712		51,273		266,985
Balance as of December 31, 2018	Ps.	586,799	Ps.	249,525	Ps.	836,324

			Accumulated
			adjustments to fair
December 31, 2017	Cost		value		Carrying amount
Land	Ps.	365,675	Ps.	159,836	Ps.	525,511
Buildings		217,897		40,386		258,283
Balance as of December 31, 2017	Ps.	583,572	Ps.	200,222	Ps.	783,794

The following amounts have been recognized in the Consolidated Statement of Income during the years ended on December 31, 2018, 2017 and 2016 in relation to investments properties:

	December 31,		December 31,		December 31,
	2018		2017		2016
Income from rents	Ps.	10,370	Ps.	11,992	Ps.	5,183
Direct operating expenses deriving from property investments which create income from rent		(1,486)		(1,053)		(321)
Direct operating expenses deriving from property investments which do not create income from rent		(5,112)		(4,239)		(1,328)
	Ps.	3,772	Ps.	6,700	Ps.	3,534